Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 18,308,400	R$ 18,100,698
Additions / depreciation	978,724	1,620,602
Write-offs	(144,449)	(1,412,900)	[1]
Transfers
Acquisitions of subsidiary	3,518,477
Balance end	22,661,152	18,308,400
Switching Transmission Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	7,666,460	7,745,390
Additions / depreciation	(2,239,140)	(1,956,684)
Write-offs	(761)	(994,390)	[1]
Transfers	3,028,504	2,872,144
Acquisitions of subsidiary	371,056
Balance end	8,826,119	7,666,460
Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	256,307	395,487
Additions / depreciation	(61,649)	(65,669)
Write-offs		(99,289)	[1]
Transfers	4,884	25,778
Acquisitions of subsidiary
Balance end	199,542	256,307
Free Leased Handsets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	271,763	245,119
Additions / depreciation	(155,150)	(144,856)
Write-offs	(5,455)	(4,308)	[1]
Transfers	166,099	175,808
Acquisitions of subsidiary	1,130
Balance end	278,387	271,763
Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	2,400,130	2,417,718
Additions / depreciation	(390,832)	(408,540)
Write-offs	(642)	(127,396)	[1]
Transfers	493,409	518,348
Acquisitions of subsidiary	215,977
Balance end	2,718,042	2,400,130
Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	126,610	152,416
Additions / depreciation	(78,418)	(58,209)
Write-offs	26,971	(135)	[1]
Transfers	31,032	32,538
Acquisitions of subsidiary	(1,104)
Balance end	105,091	126,610
General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	267,616	264,384
Additions / depreciation	(50,097)	(48,204)
Write-offs	(443)	(6,523)	[1]
Transfers	41,503	57,959
Acquisitions of subsidiary	1,969
Balance end	260,548	267,616
Right Of Use In Leases [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	6,495,053	6,325,509
Additions / depreciation	123,742	349,419
Write-offs	(162,711)	(179,875)	[1]
Transfers
Acquisitions of subsidiary	2,929,449
Balance end	9,385,533	6,495,053
Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning	40,794	40,794
Additions / depreciation
Write-offs	(992)		[1]
Transfers
Acquisitions of subsidiary
Balance end	39,802	40,794
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance beginning	783,667	513,881
Additions / depreciation	3,830,268	3,953,345
Write-offs	(416)	(984)	[1]
Transfers	(3,765,431)	(3,682,575)
Acquisitions of subsidiary
Balance end	848,088	783,667
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance beginning	49,159,678	47,429,167
Additions / depreciation	6,031,485	5,572,362
Write-offs	(735,593)	(3,841,851)	[1]
Transfers
Acquisitions of subsidiary	11,302,035
Balance end	65,757,605	49,159,678
Gross carrying amount [member] | Switching Transmission Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	25,854,454	25,875,916
Additions / depreciation	(4,788)	26,905
Write-offs	(129,957)	(2,920,511)	[1]
Transfers	3,028,504	2,872,144
Acquisitions of subsidiary	6,313,024
Balance end	35,061,237	25,854,454
Gross carrying amount [member] | Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	778,512	878,100
Additions / depreciation
Write-offs		(125,366)	[1]
Transfers	4,884	25,778
Acquisitions of subsidiary
Balance end	783,396	778,512
Gross carrying amount [member] | Free Leased Handsets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	2,806,454	2,643,336
Additions / depreciation	752	805
Write-offs	(17,149)	(13,495)	[1]
Transfers	166,099	175,808
Acquisitions of subsidiary	920,690
Balance end	3,876,846	2,806,454
Gross carrying amount [member] | Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	6,443,285	6,436,572
Additions / depreciation
Write-offs	(16,296)	(511,635)	[1]
Transfers	493,409	518,348
Acquisitions of subsidiary	789,657
Balance end	7,710,055	6,443,285
Gross carrying amount [member] | Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	1,756,340	1,770,386
Additions / depreciation
Write-offs	(342,836)	(46,584)	[1]
Transfers	31,032	32,538
Acquisitions of subsidiary	336,161
Balance end	1,780,697	1,756,340
Gross carrying amount [member] | General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	916,845	902,287
Additions / depreciation
Write-offs	(4,840)	(43,401)	[1]
Transfers	41,503	57,959
Acquisitions of subsidiary	13,054
Balance end	966,562	916,845
Gross carrying amount [member] | Right Of Use In Leases [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	9,779,327	8,367,895
Additions / depreciation	2,205,253	1,591,307
Write-offs	(223,107)	(179,875)	[1]
Transfers
Acquisitions of subsidiary	2,929,449
Balance end	14,690,922	9,779,327
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning	40,794	40,794
Additions / depreciation
Write-offs	(992)		[1]
Transfers
Acquisitions of subsidiary
Balance end	39,802	40,794
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance beginning	783,667	513,881
Additions / depreciation	3,830,268	3,953,345
Write-offs	(416)	(984)	[1]
Transfers	(3,765,431)	(3,682,575)
Acquisitions of subsidiary
Balance end	848,088	783,667
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(30,851,278)	(29,328,469)
Additions / depreciation	(5,052,761)	(3,951,760)
Write-offs	591,144	2,428,951	[1]
Transfers
Acquisitions of subsidiary	(7,783,558)
Balance end	(43,096,453)	(30,851,278)
Accumulated depreciation and amortisation [member] | Switching Transmission Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(18,187,994)	(18,130,526)
Additions / depreciation	(2,234,352)	(1,983,589)
Write-offs	129,196	1,926,121	[1]
Transfers
Acquisitions of subsidiary	(5,941,968)
Balance end	(26,235,118)	(18,187,994)
Accumulated depreciation and amortisation [member] | Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(522,205)	(482,613)
Additions / depreciation	(61,649)	(65,669)
Write-offs		26,077	[1]
Transfers
Acquisitions of subsidiary
Balance end	(583,854)	(522,205)
Accumulated depreciation and amortisation [member] | Free Leased Handsets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(2,534,691)	(2,398,217)
Additions / depreciation	(155,902)	(145,661)
Write-offs	11,694	9,187	[1]
Transfers
Acquisitions of subsidiary	(919,560)
Balance end	(3,598,459)	(2,534,691)
Accumulated depreciation and amortisation [member] | Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(4,043,155)	(4,018,854)
Additions / depreciation	(390,832)	(408,540)
Write-offs	15,654	384,239	[1]
Transfers
Acquisitions of subsidiary	(573,680)
Balance end	(4,992,013)	(4,043,155)
Accumulated depreciation and amortisation [member] | Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(1,629,730)	(1,617,970)
Additions / depreciation	(78,418)	(58,209)
Write-offs	369,807	46,449	[1]
Transfers
Acquisitions of subsidiary	(337,265)
Balance end	(1,675,606)	(1,629,730)
Accumulated depreciation and amortisation [member] | General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(649,229)	(637,903)
Additions / depreciation	(50,097)	(48,204)
Write-offs	4,397	36,878	[1]
Transfers
Acquisitions of subsidiary	(11,085)
Balance end	(706,014)	(649,229)
Accumulated depreciation and amortisation [member] | Right Of Use In Leases [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(3,284,274)	(2,042,386)
Additions / depreciation	(2,081,511)	(1,241,888)
Write-offs	60,396		[1]
Transfers
Acquisitions of subsidiary
Balance end	R$ (5,305,389)	R$ (3,284,274)

[1]	In the year 2021, net write-offs are mainly represented by: